TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

Amounts in $ ‘000	2024	2023
Trade receivables	41,531	35,408
Prepaid expenses	4,651	3,543
Value added tax	3,638	3,804
Other receivables	1,596	2,145
Taxes and social securities	3,407	1,258
Balance at December 31	54,823	46,158